Note 5 - Acquisitions - Business Acquisitions, Pro Forma Revenue and Earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Actual, revenues	$ 77,216
Actual, net earnings	7,980
Supplemental pro forma (unaudited), revenues	3,410,090	$ 3,070,422
Supplemental pro forma (unaudited), net earnings	$ 171,374	$ 138,829